Note 5 - Share-based Compensation - Stock Options (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
2024 Equity Incentive Plan [Member]
Options outstanding, balance (in shares)		5,493,920	0
Weighted average exercise price, balance (in dollars per share)		$ 0.23	$ 0
Options outstanding, Granted (in shares)		11,299,094	5,493,920
Weighted average exercise price, Granted (in dollars per share)		$ 0.2	$ 0.23
Options outstanding, balance (in shares)		16,793,014	5,493,920
Weighted average exercise price, balance (in dollars per share)		$ 0.21	$ 0.23
Weighted average remaining term, balance (Year)		9 years 1 month 6 days
Aggregate intrinsic Value, Balance	[1]	$ 32,000
Options outstanding, Non-vested (in shares)		(4,351,214)
Weighted average exercise price, Non-vested (in dollars per share)		$ 0.17
Options outstanding, Vested (in shares)		12,441,800
Weighted average exercise price, Vested (in dollars per share)		$ 0.22
Weighted average remaining term, Vested (Year)		9 years 1 month 6 days
Aggregate intrinsic Value, vested		$ 32,000
2018 Equity Incentive Plan [Member]
Options outstanding, balance (in shares)		42,171,386	41,108,448
Weighted average exercise price, balance (in dollars per share)		$ 0.19	$ 0.19
Options outstanding, Granted (in shares)			1,547,938
Weighted average exercise price, Granted (in dollars per share)			$ 0.3
Options outstanding, balance (in shares)		41,604,435	42,171,386
Weighted average exercise price, balance (in dollars per share)		$ 0.19	$ 0.19
Weighted average remaining term, balance (Year)		5 years 9 months 18 days
Aggregate intrinsic Value, Balance	[1]	$ 499,000
Options outstanding, Non-vested (in shares)		(1,934,723)
Weighted average exercise price, Non-vested (in dollars per share)		$ 0.22
Options outstanding, Vested (in shares)		39,669,712
Weighted average exercise price, Vested (in dollars per share)		$ 0.19
Weighted average remaining term, Vested (Year)		5 years 8 months 12 days
Aggregate intrinsic Value, vested		$ 493,000
Options Outstanding, Exercised (in shares)		(566,951)	(485,000)
Weighted average exercise price, Exercised (in dollars per share)		$ 0.16	$ 0.15
The 2007 Equity Incentive Plan [Member]
Options outstanding, balance (in shares)		1,157,500	1,564,085
Weighted average exercise price, balance (in dollars per share)		$ 0.53	$ 0.61
Options outstanding, balance (in shares)		380,000	1,157,500
Weighted average exercise price, balance (in dollars per share)		$ 0.63	$ 0.53
Weighted average remaining term, balance (Year)		1 year	1 year
Aggregate intrinsic Value, Balance	[1]	$ 0
Options outstanding, Expired (in shares)		(777,500)	(406,585)
Weighted average exercise price per share, Expired (in dollars per share)		$ 0.48	$ 0.61
Non Plan [Member]
Options outstanding, balance (in shares)		15,687,642	17,375,044
Weighted average exercise price, balance (in dollars per share)		$ 0.4	$ 0.39
Options outstanding, Granted (in shares)		444,921	85,251
Weighted average exercise price, Granted (in dollars per share)		$ 0.19	$ 0.23
Options outstanding, balance (in shares)		14,039,129	15,687,642
Weighted average exercise price, balance (in dollars per share)		$ 0.39	$ 0.4
Weighted average remaining term, balance (Year)		1 year 9 months 18 days
Aggregate intrinsic Value, Balance	[1]	$ 35,000
Options outstanding, Non-vested (in shares)		(250,000)
Weighted average exercise price, Non-vested (in dollars per share)		$ 0.18
Options outstanding, Vested (in shares)		13,789,129
Weighted average exercise price, Vested (in dollars per share)		$ 0.39
Weighted average remaining term, Vested (Year)		1 year 9 months 18 days
Aggregate intrinsic Value, vested		$ 35,000
Options Outstanding, Exercised (in shares)			(463,882)
Weighted average exercise price, Exercised (in dollars per share)			$ 0.17
Weighted average exercise price per share, Expired (in dollars per share)		$ 0.41	$ 0.46
Options outstanding, Expired (in shares)		(2,093,434)	(1,308,771)

[1]	Aggregate intrinsic value based on closing common stock price of $0.21 at June 30, 2025.